PROPERTY, PLANT AND EQUIPMENT (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
MATERIAL ACCOUNTING POLICIES
Beginning balance	€ 13,361	€ 13,899
Ending balance	5,704	13,361
Gross carrying amounts
MATERIAL ACCOUNTING POLICIES
Beginning balance	54,127	55,318
Additions	3,602	1,423
Disposals/Retirements	24,991	2,507
Foreign exchange differences	(289)	(107)
Ending balance	32,449	54,127
Accumulated depreciation
MATERIAL ACCOUNTING POLICIES
Beginning balance	(40,766)	(41,419)
Depreciation	2,048	1,865
Disposals/Retirements	(15,856)	(2,426)
Foreign exchange differences	(214)	(92)
Ending balance	(26,744)	(40,766)
Land, buildings and leasehold improvements
MATERIAL ACCOUNTING POLICIES
Beginning balance	9,722	10,046
Ending balance	149	9,722
Land, buildings and leasehold improvements | Gross carrying amounts
MATERIAL ACCOUNTING POLICIES
Beginning balance	21,303	21,143
Additions		161
Disposals/Retirements	21,085
Foreign exchange differences	1
Ending balance	220	21,303
Land, buildings and leasehold improvements | Accumulated depreciation
MATERIAL ACCOUNTING POLICIES
Beginning balance	(11,581)	(11,097)
Depreciation	483	484
Disposals/Retirements	(11,995)
Foreign exchange differences	1
Ending balance	(71)	(11,581)
Technical equipment and machinery
MATERIAL ACCOUNTING POLICIES
Beginning balance	2,371	2,126
Ending balance	3,016	2,371
Technical equipment and machinery | Gross carrying amounts
MATERIAL ACCOUNTING POLICIES
Beginning balance	18,263	18,692
Additions	1,679	940
Disposals/Retirements	3,448	1,638
Transfers		333
Foreign exchange differences	(164)	(64)
Ending balance	16,330	18,263
Technical equipment and machinery | Accumulated depreciation
MATERIAL ACCOUNTING POLICIES
Beginning balance	(15,892)	(16,566)
Depreciation	982	964
Disposals/Retirements	(3,447)	(1,585)
Foreign exchange differences	(114)	(53)
Ending balance	(13,314)	(15,892)
Office and other equipment
MATERIAL ACCOUNTING POLICIES
Beginning balance	1,268	1,383
Ending balance	2,027	1,268
Office and other equipment | Gross carrying amounts
MATERIAL ACCOUNTING POLICIES
Beginning balance	14,561	15,139
Additions	1,410	323
Disposals/Retirements	458	858
Foreign exchange differences	(126)	(43)
Ending balance	15,386	14,561
Office and other equipment | Accumulated depreciation
MATERIAL ACCOUNTING POLICIES
Beginning balance	(13,293)	(13,756)
Depreciation	583	417
Disposals/Retirements	(414)	(842)
Foreign exchange differences	(101)	(38)
Ending balance	(13,359)	(13,293)
Assets under construction
MATERIAL ACCOUNTING POLICIES
Beginning balance		345
Ending balance	513
Assets under construction | Gross carrying amounts
MATERIAL ACCOUNTING POLICIES
Beginning balance		345
Additions	513
Disposals/Retirements		12
Transfers		€ (333)
Ending balance	€ 513